Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Balance as of January 1, 2019	Ps. 88,362	Ps. 23,729	Ps. 1,054	Ps. 6,023	Ps. 777	Ps. 666	Ps. 120,611
Purchases	—	—	—	100	334	263	697
Acquisition from business combinations	(2,887)	2,903	153	(6)	—	(185)	(22)
Systems Development	—	—	—	398	(399)	1	—
Transfer of completed development systems	—	—	—	—	—	—	—
Disposals	—	—	—	(17)	—	—	(17)
Effect of movements in exchange rates	(3,475)	(799)	(42)	(68)	(22)	13	(4,393)
Changes in value on the recognition of inflation effects	—	—	—	—	—	(6)	(6)
Cost as of December 31, 2019	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Balance as of January 1, 2020	Ps. 82,000	Ps. 25,833	Ps. 1,165	Ps. 6,430	Ps. 690	Ps. 752	Ps. 116,870
Purchases	—	—	—	43	198	48	289
Acquisition from business combinations	—	—	—	—	—	—	—
Transfer of completed development systems	—	—	—	374	(665)	291	—
Disposals	—	—	(25)	(41)	(6)	(371)	(443)
Effect of movements in exchange rates	(4,604)	(2,402)	8	(97)	(41)	(21)	(7,157)
Changes in value on the recognition of inflation effects	—	—	—	—	—	38	38
Cost as of December 31, 2020	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Balance as of January 1, 2021	Ps. 77,396	Ps. 23,431	Ps. 1,148	Ps. 6,709	Ps. 176	Ps. 737	Ps. 109,597
Purchases	—	—	135	370	673	113	1,291
Transfer of completed development systems	—	—	—	255	(469)	214	—
Disposals	—	—	(3)	—	—	—	(3)
Effect of movements in exchange rates	(1,257)	(522)	(88)	(374)	(5)	(24)	(2,270)
Changes in value on the recognition of inflation effects	—	—	—	—	—	62	62
Cost as of December 31, 2021	Ps. 76,139	Ps. 22,909	Ps. 1,192	Ps. 6,960	Ps. 375	Ps. 1,102	Ps. 108,677

	Rights to Produce and Distribute Coca-Cola trademark Products	Goodwill	Other indefinite lived intangible assets	Technology costs and management systems	Development systems	Other amortizable	Total
Accumulated amortization

Balance as of January 1, 2019	(745)	—	—	(3,025)	—	(37)	(3,807)
Amortization expense	—	—	—	(819)	—	(243)	(1,062)
Disposals	—	—	—	17	—	—	17
Effect of movements in exchange rate	—	—	—	52	—	9	61
Changes in value on the recognition of inflation effects	—	—	—	(30)	—	1	(29)
Balance as of December 31, 2019	Ps. (745)	Ps. —	Ps. —	Ps. (3,805)	Ps. —	Ps. (270)	Ps. (4,820)
Amortization expense	—	—	—	(703)	—	(317)	(1,020)
Disposals	—	—	—	20	—	48	68
Effect of movements in exchange rate	—	—	—	164	—	11	175
Changes in value on the recognition of inflation effects	—	—	—	(29)	—	—	(29)
Balance as of December 31, 2020	Ps. (745)	Ps. —	Ps. —	Ps. (4,353)	Ps. —	Ps. (528)	Ps. (5,626)
Amortization expense	—	—	—	(594)	—	(294)	(888)
Disposals	—	—	—	—	—	—	—
Effect of movements in exchange rate	—	—	—	53	—	10	63
Changes in value on the recognition of inflation effects - amortization	—	—	—	(52)	—	—	(52)
Balance as of December 31, 2021	Ps. (745)	Ps. —	Ps. —	Ps. (4,946)	Ps. —	Ps. (812)	Ps. (6,503)

Balance as of December 31, 2019	Ps. 81,255	Ps. 25,833	Ps. 1,165	Ps. 2,625	Ps. 690	Ps. 482	Ps. 112,050
Balance as of December 31, 2020	Ps. 76,651	Ps. 23,431	Ps. 1,148	Ps. 2,356	Ps. 176	Ps. 209	Ps. 103,971
Balance as of December 31, 2021	Ps. 75,394	Ps. 22,909	Ps. 1,192	Ps. 2,014	Ps. 375	Ps. 290	Ps. 102,174

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGUl
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

In millions of Ps.	2021	2020
Mexico	Ps. 56,352	Ps. 56,352
Guatemala	1,735	1,755
Nicaragua	438	433
Costa Rica	1,407	1,425
Panama	1,238	1,200
Colombia	3,798	4,414
Brazil	30,608	31,741
Argentina	395	312
Uruguay	2,332	2,450
Total	Ps. 98,303	Ps. 100,082

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2022-2026	Expected Volume Growth Rates 2022-2026
Mexico	6.8%	4.9%	3.7%	2.8%
Brazil	9.1%	5.8%	3.3%	7.7%
Colombia	8.7%	5.8%	3.0%	8.4%
Argentina	19.7%	14.5%	35.9%	5.4%
Guatemala	7.9%	6.1%	4.2%	10.7%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Uruguay	8.5%	6.1%	5.0%	4.0%

The key assumptions by CGU for impairment test as of December 31, 2020 were as follows:

CGU	Pre-tax WACC	Post –tax WACC	Expected Annual Long-Term Inflation 2021-2030	Expected Volume Growth Rates 2021-2030
Mexico	7.4%	5.3%	3.9%	2.0%
Brazil	9.1%	6.0%	3.0%	2.4%
Colombia	11.0%	7.3%	2.8%	4.1%
Argentina	26.3%	20.4%	30.1%	3.9%
Guatemala	10.6%	8.3%	3.1%	6.8%
Costa Rica	15.3%	10.8%	2.7%	4.3%
Nicaragua	20.6%	13.9%	3.7%	7.1%
Panama	8.8%	6.8%	1.5%	7.9%
Uruguay	9.9%	7.1%	7.8%	2.0%

Summary of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC	Change in Volume Growth CAGR(1)	Effect on Valuation
Mexico	0.2%	-1.0%	Passes by 6.8x
Brazil	0.2%	-1.0%	Passes by 2.7x
Colombia	0.2%	-1.0%	Passes by 4.2x
Argentina	0.8%	-1.0%	Passes by 10.0x
Guatemala	0.2%	-1.0%	Passes by 54.5x
Costa Rica	0.4%	-1.0%	Passes by 3.1x
Nicaragua	0.5%	-1.0%	Passes by 1.0x
Panama	0.1%	-1.0%	Passes by 8.2x
Uruguay	0.1%	-1.0%	Passes by 4.4x

(1) Compound Annual Growth Rate (CAGR)